Share-based Compensation - Nio Incentive Plans - Restricted Shares (Details) - NIO Incentive Plans - Employees	12 Months Ended
	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 CNY (¥)
Number of Restricted Shares Outstanding
Unvested, Beginning Balance | shares	61,852,743
Granted | shares	31,294,180
Vested | shares	(28,389,949)
Forfeited | shares	(16,761,193)
Unvested, Ending Balance | shares	47,995,781
Weighted Average Grant Date Fair Value, Restricted shares
Unvested, Beginning Balance | $ / shares	$ 10.96
Granted | $ / shares	4.36
Vested | $ / shares	11.51
Forfeited | $ / shares	8.88
Unvested, Ending Balance | $ / shares	$ 7.06
Restricted shares
Weighted Average Grant Date Fair Value, Restricted shares
Unrecognized share-based compensation expenses, other than options | ¥		¥ 1,459,664,000
Weighted-average period for unrecognized expenses expected to be recognized	2 years 8 months 19 days